UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $2,496,965 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXAS PETE CORP              COM              003830106     5274  1600351 SH       SOLE                  1600351        0        0
BARRICK GOLD CORP              COM              067901108     7426   164100 SH       SOLE                   164100        0        0
BIG LOTS INC                   COM              089302103    62304  1650000 SH       SOLE                  1650000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109     3794  5578800 SH       SOLE                  5578800        0        0
CELANESE CORP DEL              COM SER A        150870103    37630   850000 SH       SOLE                   850000        0        0
CREXUS INVT CORP               COM              226553105    18684  1800000 SH       SOLE                  1800000        0        0
DIAMOND FOODS INC              COM              252603105      867   750000 SH  PUT  SOLE                   750000        0        0
DISH NETWORK CORP              CL A             25470M109   113920  4000000 SH       SOLE                  4000000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    20139  2530000 SH       SOLE                  2530000        0        0
EAGLE ROCK ENERGY PARTNERS L   *W EXP 05/15/201 26985R120     3333   639780 SH       SOLE                   639780        0        0
EL PASO CORP                   COM              28336L109   147464  5550000 SH       SOLE                  5550000        0        0
EXPEDIA INC DEL                COM              30212P105    29020  1000000 SH       SOLE                  1000000        0        0
F M C CORP                     COM NEW          302491303    30114   350000 SH       SOLE                   350000        0        0
GARDNER DENVER INC             COM              365558105    38530   500000 SH       SOLE                   500000        0        0
GENWORTH FINL INC              COM CL A         37247D106    22925  3500000 SH       SOLE                  3500000        0        0
GILEAD SCIENCES INC            COM              375558103    77767  1900000 SH       SOLE                  1900000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    27129   300000 SH       SOLE                   300000        0        0
GRAFTECH INTL LTD              COM              384313102     1310    96000 SH       SOLE                    96000        0        0
HOLLYFRONTIER CORP             COM              436106108     4956   211800 SH       SOLE                   211800        0        0
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    48645  3000000 SH       SOLE                  3000000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    39025   500000 SH       SOLE                   500000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105   138500 10000000 SH       SOLE                 10000000        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    89349  1300000 SH       SOLE                  1300000        0        0
MEMC ELECTR MATLS INC          COM              552715104    14775  3750000 SH       SOLE                  3750000        0        0
MGIC INVT CORP WIS             COM              552848103    18650  5000000 SH       SOLE                  5000000        0        0
NEWELL RUBBERMAID INC          COM              651229106    49258  3050000 SH       SOLE                  3050000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    77112  2100000 SH       SOLE                  2100000        0        0
POTASH CORP SASK INC           COM              73755L107     2675    64800 SH       SOLE                    64800        0        0
SANDISK CORP                   COM              80004C101    34447   700000 SH       SOLE                   700000        0        0
SARA LEE CORP                  COM              803111103   147576  7800000 SH       SOLE                  7800000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102    60825  3750000 SH       SOLE                  3750000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    24318   160000 SH       SOLE                   160000        0        0
SUNCOKE ENERGY INC             COM              86722A103    10080   900000 SH       SOLE                   900000        0        0
SUNOCO INC                     COM              86764P109    74656  1820000 SH       SOLE                  1820000        0        0
WILLIAMS COS INC DEL           COM              969457100    33020  1000000 SH       SOLE                  1000000        0        0
WPX ENERGY INC                 COM              98212B103    12719   700000 SH       SOLE                   700000        0        0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    11118  1700000 SH       SOLE                  1700000        0        0
YAHOO INC                      COM              984332106   903291 56000700 SH       SOLE                 56000700        0        0
YAHOO INC                      COM              984332106    37000 10000000 SH  CALL SOLE                 10000000        0        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    17340   500000 SH       SOLE                   500000        0        0